LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Lease Liabilities
Lease liabilities can be specified as follows:

Amounts in US$ ‘000	2021	2020
Balance at January 1	10,192	7,075
New Leases	14,118	3,780
Interest expense accrued	680	766
Payments of lease liabilities	(3,217)	(2,270)
Other movements	94	—
Currency translation	(992)	841
Balance at December 31	20,875	10,192
- Current portion	2,419	1,962
- Non-current portion	18,456	8,230

Future minimum lease liabilities	Future minimum lease payments as at December 31, 2021 and 2020 are as follows:

	2021		2020
Amounts in US$ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	3,118	3,068	2,590	1,962
After one year but not more than five years	10,255	9,392	7,163	5,763
More than five years	10,123	8,415	3,211	2,467
Balance at December 31	23,496	20,875	12,964	10,192

Amounts in US$ ‘000	2022	2023	2024	2025	2026 and onwards	Total	Prior year total
Trade and other payables	42,473	—	—	—	—	42,473	47,666
Derivative financial liabilities	—	—	—	—	—	—	180
Loans and borrowings	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	165	165	25,212
Lease Liabilities	3,118	2,901	2,616	2,489	12,372	23,496	13,013
Convertible Bonds	4,250	4,250	4,250	143,800	—	156,550	174,223
Total	49,841	7,151	6,866	146,289	12,537	222,684	260,294
The table sets out an analysis for each of the period presented of the net position of the convertible bond, and Cash and cash equivalents, showing the remaining undiscounted contractual amounts due including nominal interest.

Amounts in US$ ‘000	2021	2020
Cash and cash equivalents (incl restricted cash)	192,963	206,664
Convertible bond - repayable within one year	(1,879)	(2,040)
Convertible bond - repayable after one year	(139,007)	(149,727)
Net debt	52,077	54,897

Cash and cash equivalents (incl. restricted cash)	192,963	206,664
Gross debt - fixed interest rates	(140,886)	(151,767)
Net debt	52,077	54,897